Income Taxes (Summary Of The Rollforward Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Income Taxes [Abstract]
Beginning Balance	$ 161.7	$ 186.4	$ 193.2
Additions based on tax positions related to current year	10.3	7.3	12.1
Additions based on tax positions related to prior years	20.5	2.4	9.7
Reductions based on tax positions related to prior years	(18.5)	(6.7)	(8.8)
Reductions related to settlements	(0.7)	(9.0)	(1.0)
Reductions related to lapses in statute	(10.6)	(21.2)	(19.0)
Additions/(reductions) due to changes in foreign exchange rates	(18.9)	2.5	1.2
Other			(1.0)
Ending Balance	$ 143.8	$ 161.7	$ 186.4